Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	811-23221
Entity Registrant Name	FS CREDIT INCOME FUND
Entity Central Index Key	0001688897
Entity Tax Identification Number	81-4285943
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false